UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

John Hancock
MUTUAL FUNDS

John Hancock
Bond Fund

Annual Report
5.31.10

Management’s discussion of
Fund performance

By MFC Global Investment Management (U.S.), LLC

U.S. bonds posted solid gains during the 12 months ended May 31, 2010. As the economy made a significant turnaround following a severe downturn in late 2008 and early 2009, corporate bonds outperformed substantially, leading the bond market’s advance. High-yield corporate securities and commercial mortgage-backed securities generated the best results, while Treasury bonds lagged as investors shifted toward riskier securities and the federal government boosted issuance of Treasury securities to fund a growing budget deficit.

For the year ended May 31, 2010, John Hancock Bond Fund’s Class A shares posted a total return of 23.83% at net asset value. The Fund outperformed the 8.64% return of its benchmark, the Barclays Capital Government/Credit Bond Index, and the 12.98% average return of the Morningstar, Inc. intermediate-term bond category.

The Fund outpaced the broad bond market indexes and its Morningstar peer group average thanks to our positioning for an economic recovery. We increased the Fund’s holdings of corporate bonds when they were trading at depressed valuations, and this paid off over the past 12 months as the economic environment improved and corporate bonds delivered strong returns. We increased the Fund’s position in corporate securities to almost 60% of the Fund’s portfolio during the period, with approximately one-third of the corporate holdings in high-yield bonds.

As we increased the Fund’s position in corporate bonds, we cut back on the Fund’s holdings of residential mortgage-backed securities, especially those issued by government agencies such as Fannie Mae and Freddie Mac. Unattractive yields, higher refinancing activity and the end of the Fed’s purchase program that helped support this segment of the market led us to shift to an underweight position. In contrast, we added to the Fund’s position in commercial mortgage-backed securities, which rallied sharply during the period. We also modestly increased the Fund’s holdings of Treasury bonds to manage the Fund’s interest-rate sensitivity.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Bond Fund | Annual report

A look at performance

For the period ended May 31, 2010

	Average annual returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-10
Class A	18.26	4.63	6.07	18.26	25.39	80.28	5.84
Class B	18.05	4.53	5.97	18.05	24.82	78.64	5.42
Class C	21.98	4.86	5.82	21.98	26.81	76.12	5.44
Class i1,2	24.31	6.04	7.02	24.31	34.11	97.15	6.39

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.11%, Class B —1.81%, Class C — 1.81% and Class I — 0.65%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I shares prospectus.

2 11-9-73 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 9-4-01. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

Annual report | Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital Government/Credit Bond Index.

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	5-31-00	$17,864	$17,864	$18,773

Class C2	5-31-00	17,612	17,612	18,773

Class I3,4	5-31-00	19,715	19,715	18,773

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, and Class I shares, respectively, as of 5-31-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I shares prospectus.

4 11-9-73 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 9-4-01. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

8	Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2009 with the same investment held until May 31, 2010.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,054.40	$5.22

Class B	1,000.00	1,050.70	8.90

Class C	1,000.00	1,050.80	8.74

Class I	1,000.00	1,055.70	3.23

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2009, with the same investment held until May 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-09	on 5-31-10	period ended 5-31-10[1]

Class A	$1,000.00	$1,019.80	$5.14

Class B	1,000.00	1,016.30	8.75

Class C	1,000.00	1,016.40	8.60

Class I	1,000.00	1,021.80	3.18

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.02%, 1.74%, 1.71% and 0.63% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Bond Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	58%	Asset-Backed Securities	3%

U.S. Government & Agency Obligations	18%	Short-Term Investments & Other	5%

Collateralized Mortgage Obligations	16%

Sector Composition[1,2]

Financials	24%	Materials	5%

U.S. Government Agency	18%	Energy	4%

Collateralized Mortgage Obligations	16%	Consumer Staples	4%

Consumer Discretionary	7%	Asset-Backed Securities	3%

Industrials	6%	Telecommunication Services	3%

Utilities	5%	Short-Term Investments & Other	5%

Quality Composition[1,3]

U.S. & Government Agency Obligations	18%

AAA	7%

AA	5%

A	13%

BBB	29%

BB	9%

B	8%

CCC & Below	6%

Not Rated	0%

Short-Term Investments & Other	5%

1 As a percentage of net assets on 5-31-10.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investors Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-10 and do not reflect subsequent downgrades.

Annual report | Bond Fund	11

Fund’s investments

As of 5-31-10

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 58.30%				$533,305,811

(Cost $514,557,195)

Consumer Discretionary 6.91%				63,219,540

Auto Components 0.61%

Allison Transmission, Inc. (S)	11.000%	11-01-15	$1,915,000	2,001,175

Exide Technologies, Series B	10.500	03-15-13	1,945,000	1,930,413

Tenneco, Inc.	8.625	11-15-14	1,675,000	1,658,250

Auto Manufacturers 0.25%

Volvo Treasury AB (S)	5.950	04-01-15	2,215,000	2,297,750

Hotels, Restaurants & Leisure 1.41%

Greektown Holdings LLC (H)(S)	10.750	12-01-13	1,170,000	74,588

HRP Myrtle Beach Operations LLC (H)(S)	—	04-01-12	1,075,000	0

Jacobs Entertainment, Inc.	9.750	06-15-14	2,435,000	2,276,725

Little Traverse Bay Bands of Odawa
Indians (H)(S)	10.250	02-15-14	2,210,000	732,063

MGM Mirage, Inc. (S)	9.000	03-15-20	385,000	385,963

Mohegan Tribal Gaming Authority	8.000	04-01-12	420,000	367,500

Mohegan Tribal Gaming Authority	7.125	08-15-14	1,050,000	777,000

MTR Gaming Group, Inc.	12.625	07-15-14	710,000	710,000

MTR Gaming Group, Inc., Series B	9.000	06-01-12	1,495,000	1,166,100

Pokagon Gaming Authority (S)	10.375	06-15-14	1,815,000	1,878,525

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,260,000	2,016,485

Turning Stone Resort Casino Enterprises (S)	9.125	09-15-14	1,890,000	1,880,550

Waterford Gaming LLC (S)	8.625	09-15-14	1,015,000	649,600

Household Durables 0.40%

Libbey Glass, Inc. (S)	10.000	02-15-15	350,000	363,125

Whirlpool Corp.	8.600	05-01-14	1,450,000	1,718,275

Whirlpool Corp.	8.000	05-01-12	1,415,000	1,550,691

Media 3.09%

AMC Entertainment, Inc.	8.750	06-01-19	525,000	530,250

AMC Entertainment, Inc.	8.000	03-01-14	2,100,000	2,079,000

Cablevision Systems Corp. (S)	8.625	09-15-17	550,000	552,750

CCH II LLC / CCH II Capital Corp. (S)	13.500	11-30-16	1,150,089	1,306,789

Cinemark USA, Inc.	8.625	06-15-19	725,000	732,250

Clear Channel Worldwide Holdings, Inc.,
Series A (S)	9.250	12-15-17	1,595,000	1,614,938

Comcast Cable Holdings LLC	9.800	02-01-12	3,365,000	3,776,297

CSC Holdings, Inc.	7.875	02-15-18	1,690,000	1,723,800

See notes to financial statements

12	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Media (continued)

DirecTV Holdings LLC	7.625%	05-15-16	$3,055,000	$3,299,400

DirecTV Holdings LLC (S)	6.350	03-15-40	840,000	856,694

Grupo Televisa SA	6.625	01-15-40	1,170,000	1,171,247

Regal Cinemas Corp.	8.625	07-15-19	465,000	471,975

Time Warner Cable, Inc.	6.750	07-01-18	1,995,000	2,246,745

Time Warner Entertainment Company LP	8.375	03-15-23	1,705,000	2,132,072

Viacom, Inc.	7.875	07-30-30	1,355,000	1,486,526

Videotron Ltee (CAD)(D)(S)	7.125	01-15-20	1,720,000	1,691,243

XM Satellite Radio, Inc. (S)	13.000	08-01-13	$2,000,000	2,190,000

XM Satellite Radio, Inc. (S)	11.250	06-15-13	415,000	444,050

Multiline Retail 0.19%

Macy’s Retail Holdings, Inc.	8.375	07-15-15	1,540,000	1,697,850

Personal Products 0.13%

Revlon Consumer Products Corp. (S)	9.750	11-15-15	1,170,000	1,190,475

Specialty Retail 0.61%

Advance Auto Parts, Inc.	5.750	05-01-20	1,855,000	1,904,211

Hillman Group, Inc. (S)	10.875	06-01-18	820,000	813,850

Staples, Inc.	9.750	01-15-14	1,870,000	2,290,125

Toys R Us Property Company LLC (S)	8.500	12-01-17	570,000	588,525

Textiles, Apparel & Luxury Goods 0.22%

Burlington Coat Factory Warehouse Corp.	11.125	04-15-14	1,600,000	1,652,000

Phillips-Van Heusen Corp.	7.375	05-15-20	340,000	341,700

Consumer Staples 3.88%				35,456,697

Beverages 0.37%

Anheuser-Busch InBev Worldwide, Inc.	4.125	01-15-15	1,610,000	1,661,456

SABMiller PLC (S)	5.500	08-15-13	1,580,000	1,726,204

Food & Staples Retailing 0.40%

CVS Caremark Corp.,
(6.302% to 6-1-12, then 3 month LIBOR
+ 2.065%)	6.302	06-01-37	3,635,000	3,289,675

Susser Holdings LLC / Susser Finance Corp. (S)	8.500	05-15-16	370,000	365,375

Food Products 1.43%

B&G Foods, Inc.	7.625	01-15-18	770,000	768,075

Bumble Bee Foods LLC (S)	7.750	12-15-15	765,000	761,175

Bunge Ltd. Finance Corp.	8.500	06-15-19	1,295,000	1,508,228

Bunge Ltd. Finance Corp.	5.350	04-15-14	1,900,000	2,021,226

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	840,000	835,800

Kraft Foods, Inc.	6.000	02-11-13	2,760,000	3,046,033

Kraft Foods, Inc.	5.375	02-10-20	2,725,000	2,830,054

Smithfield Foods, Inc. (S)	10.000	07-15-14	1,195,000	1,279,397

Household Products 0.22%

Yankee Acquisition Corp.	8.500	02-15-15	2,005,000	2,010,013

Personal Products 0.06%

Diversey, Inc. (S)	8.250	11-15-19	545,000	558,625

See notes to financial statements
	Annual report | Bond Fund	13

		Maturity
	Rate	date	Par value	Value
Tobacco 1.40%

Alliance One International, Inc. (S)	10.000%	07-15-16	$1,560,000	$1,591,200

Alliance One International, Inc.	8.500	05-15-12	890,000	901,125

Altria Group, Inc.	8.500	11-10-13	3,245,000	3,783,634

Lorillard Tobacco Company	6.875	05-01-20	1,390,000	1,400,162

Philip Morris International, Inc.	5.650	05-16-18	2,695,000	2,929,689

Reynolds American, Inc.	7.250	06-01-13	1,980,000	2,189,551

Energy 4.03%				36,894,896

Energy Equipment & Services 0.34%

Gibson Energy ULC (S)	10.000	01-15-18	990,000	967,725

NGPL PipeCo LLC (S)	7.119	12-15-17	2,025,000	2,122,830

Oil, Gas & Consumable Fuels 3.69%

Arch Coal, Inc. (S)	8.750	08-01-16	410,000	418,200

Drummond Company, Inc.	7.375	02-15-16	1,855,000	1,766,888

El Paso Pipeline Partners Operating
Company LLC	6.500	04-01-20	1,045,000	1,056,290

Energy Transfer Partners LP	9.700	03-15-19	1,445,000	1,765,352

Energy Transfer Partners LP	8.500	04-15-14	1,450,000	1,692,223

Enterprise Products Operating LLC,
(7.000% to 6-1-17, then 3 month LIBOR
+ 2.778%)	7.000	06-01-67	2,585,000	2,261,875

Enterprise Products Operating LLC,
(7.034% to 1-15-18, then higher of 7.034%
or 3 month LIBOR + 2.680%)	7.034	01-15-68	1,860,000	1,706,550

Gulf South Pipeline Company LP (S)	5.750	08-15-12	1,460,000	1,570,531

Kinder Morgan Energy Partners LP	7.750	03-15-32	840,000	940,182

Linn Energy LLC (S)	8.625	04-15-20	730,000	722,700

MarkWest Energy Partners LP, Series B	8.500	07-15-16	1,625,000	1,633,125

McMoRan Exploration Company	11.875	11-15-14	1,230,000	1,237,688

Motiva Enterprises LLC (S)	6.850	01-15-40	1,060,000	1,172,929

Niska Gas Storage US LLC (S)	8.875	03-15-18	1,515,000	1,522,575

NuStar Logistics LP	7.650	04-15-18	1,390,000	1,564,578

ONEOK Partners LP	6.150	10-01-16	2,070,000	2,308,421

Pan American Energy LLC (S)	7.875	05-07-21	895,000	877,100

Regency Energy Partners LP (S)	9.375	06-01-16	1,225,000	1,274,000

Spectra Energy Capital LLC	6.200	04-15-18	1,440,000	1,561,121

Thermon Industries, Inc. (S)	9.500	05-01-17	390,000	386,100

Williams Partners LP	7.250	02-01-17	3,495,000	3,945,460

Woodside Finance, Ltd. (S)	4.500	11-10-14	2,330,000	2,420,453

Financials 23.72%				216,972,106

Capital Markets 2.91%

Jefferies Group, Inc.	6.450	06-08-27	1,115,000	1,030,620

Macquarie Group, Ltd. (S)	7.300	08-01-14	1,085,000	1,185,433

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,290,000	1,253,893

Morgan Stanley (BRL)(D)(S)	10.090	05-03-17	8,215,000	4,183,617

Morgan Stanley	7.300	05-13-19	$2,070,000	2,174,202

Morgan Stanley, Series F, MTN	6.625	04-01-18	3,230,000	3,316,826

Northern Trust Corp.	6.500	08-15-18	920,000	1,065,829

Northern Trust Corp.	4.625	05-01-14	1,600,000	1,721,307

See notes to financial statements

14	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Capital Markets (continued)

State Street Capital Trust IV (P)	1.257%	06-15-37	$3,470,000	$2,570,586

The Charles Schwab Corp.	4.950	06-01-14	1,330,000	1,432,619

The Goldman Sachs Group, Inc.	7.500	02-15-19	635,000	701,067

The Goldman Sachs Group, Inc.	6.750	10-01-37	1,830,000	1,713,352

The Goldman Sachs Group, Inc.	6.150	04-01-18	2,845,000	2,906,310

The Goldman Sachs Group, Inc.	5.375	03-15-20	1,395,000	1,345,819

Commercial Banks 3.29%

Allfirst Preferred Capital Trust (P)	1.803	07-15-29	1,305,000	937,068

Bank of Nova Scotia	3.400	01-22-15	1,795,000	1,827,687

BPCE SA, (12.50% to 9-30-19 then
3 month LIBOR + 12.980%) (S)	12.500	— (Q)	1,239,000	1,402,684

Chuo Mitsui Trust & Banking Company, Ltd.,
(5.506% to 4-15-15, then 3 month LIBOR +
2.490%) (S)	5.506	— (Q)	2,530,000	2,271,677

Commonwealth Bank of Australia (S)	5.000	03-19-20	2,065,000	2,056,469

Credit Suisse New York	5.300	08-13-19	1,680,000	1,726,044

Lloyds TSB Group PLC,
(6.413% to 10-1-35, then 3 month LIBOR
+ 1.496%) (H)(S)	6.413	— (Q)	2,410,000	1,277,300

PNC Funding Corp.	4.250	09-21-15	2,780,000	2,862,669

Regions Financial Corp.	7.750	11-10-14	1,825,000	1,938,411

Santander Issuances SA,
(6.500% to 11-1-14, then 3 month LIBOR
+ 3.920%) (S)	6.500	08-11-19	1,400,000	1,461,501

Silicon Valley Bank	6.050	06-01-17	2,335,000	2,230,467

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,662,572

The Royal Bank of Scotland PLC	4.875	03-16-15	1,275,000	1,260,414

Wachovia Bank NA	5.850	02-01-37	1,665,000	1,574,058

Wachovia Bank NA, Series BKNT	6.600	01-15-38	1,360,000	1,417,946

Wells Fargo Bank NA	5.750	05-16-16	1,805,000	1,942,373

Westpac Banking Corp.	4.875	11-19-19	2,275,000	2,266,771

Consumer Finance 1.71%

American Express Company	7.000	03-19-18	1,995,000	2,271,052

American Express Credit Corp., Series C	7.300	08-20-13	2,490,000	2,800,904

Capital One Financial Corp.	6.150	09-01-16	2,500,000	2,615,273

Discover Bank	7.000	04-15-20	890,000	877,215

Discover Financial Services	10.250	07-15-19	2,400,000	2,826,967

Ford Motor Credit Company LLC	7.500	08-01-12	575,000	585,069

Nelnet, Inc.,
(7.400% to 9-29-11, then 3 month LIBOR
+ 3.376%)	7.400	09-29-36	2,595,000	2,206,689

SLM Corp., MTN	8.450	06-15-18	1,650,000	1,500,553

Diversified Financial Services 7.23%

American Honda Finance Corp. (S)	7.625	10-01-18	2,750,000	3,274,931

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,590,000	3,518,200

Bank of America Corp.	4.500	04-01-15	1,310,000	1,302,065

Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,222,981

Beaver Valley Funding	9.000	06-01-17	3,286,000	3,544,477

Bosphorus Financial Services, Ltd. (S)	2.236	02-15-12	1,163,750	1,138,585

See notes to financial statements

	Annual report | Bond Fund	15

		Maturity
	Rate	date	Par value	Value
Diversified Financial Services (continued)

Citigroup, Inc.	6.375%	08-12-14	$3,235,000	$3,418,308

Citigroup, Inc.	6.125	11-21-17	2,925,000	2,983,178

Citigroup, Inc.	5.850	12-11-34	1,275,000	1,156,703

CME Group, Inc.	5.750	02-15-14	1,955,000	2,153,865

Crown Castle Towers LLC (S)	6.113	01-15-20	1,615,000	1,728,552

ERAC USA Finance Company (S)	6.375	10-15-17	1,730,000	1,953,172

ESI Tractebel Acquisition Corp., Series B	7.990	12-30-11	2,112,000	2,112,000

General Electric Capital Corp.	5.625	05-01-18	1,910,000	1,982,849

General Electric Capital Corp. (P)	0.916	08-15-36	2,245,000	1,603,543

General Electric Capital Corp., GMTN	6.000	08-07-19	1,340,000	1,419,569

GTP Towers Issuer LLC (S)	8.112	02-15-15	1,820,000	1,899,334

GTP Towers Issuer LLC (S)	4.436	02-15-15	1,955,000	2,021,563

Harley-Davidson Funding Corp. (S)	6.800	06-15-18	1,110,000	1,156,378

Harley-Davidson Funding Corp. (S)	5.750	12-15-14	1,085,000	1,120,462

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	1,615,000	1,741,803

JPMorgan Chase & Company	6.000	01-15-18	3,260,000	3,519,516

JPMorgan Chase & Company	4.650	06-01-14	2,575,000	2,722,864

JPMorgan Chase & Company, Series 1,
(7.900% to 4-30-18, then 3 month LIBOR
+ 3.470%)	7.900	— (Q)	2,240,000	2,278,640

LBI Escrow Corp. (S)	8.000	11-01-17	380,000	386,650

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,770,000	1,825,647

Merrill Lynch & Company, Inc.	6.875	04-25-18	2,825,000	2,909,725

Nationstar Mortgage/Nationstar Capital
Corp. (S)	10.875	04-01-15	1,805,000	1,543,275

Rabobank Nederland NV,
(11.000% to 6-30-19, then 3 month LIBOR
+ 10.868%) (S)	11.000	— (Q)	3,204,000	3,886,763

Teco Finance, Inc.	6.572	11-01-17	1,304,000	1,450,643

USB Realty Corp.,
(6.091% to 1-15-12, then 3 month LIBOR
+ 1.147%) (S)	6.091	— (Q)	2,900,000	2,117,000
Insurance 4.52%

Aflac, Inc.	8.500	05-15-19	1,455,000	1,730,146

Aflac, Inc.	6.900	12-17-39	930,000	930,352

AXA SA,
(6.379% to 12-13-36, then 3 month LIBOR
+ 2.256%) (S)	6.379	— (Q)	1,170,000	924,300

CNA Financial Corp.	7.350	11-15-19	1,280,000	1,345,472

CNA Financial Corp.	6.500	08-15-16	1,315,000	1,358,704

Horace Mann Educators Corp.	6.850	04-15-16	1,425,000	1,481,969

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	2,635,000	2,187,050

Liberty Mutual Group, Inc. (S)	7.500	08-15-36	3,070,000	2,817,803

Liberty Mutual Group, Inc. (S)	7.300	06-15-14	2,330,000	2,521,740

Lincoln National Corp.	8.750	07-01-19	2,045,000	2,516,137

Lincoln National Corp.,
(6.050% until 4-20-17, then 3 month LIBOR
+ 2.040%)	6.050	04-20-67	915,000	704,550

Massachusetts Mutual Life
Insurance Company (S)	8.875	06-01-39	895,000	1,175,171

See notes to financial statements

16	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Insurance (continued)

MetLife, Inc.	6.750%	06-01-16	$1,380,000	$1,546,413

New York Life Insurance Company (S)	6.750	11-15-39	2,330,000	2,558,580

Progressive Corp.,
(6.700% to 6-15-17, then 3 month LIBOR
+ 2.018%)	6.700	06-15-37	1,225,000	1,117,653

Prudential Financial, Inc., MTN	7.375	06-15-19	885,000	1,013,201

Prudential Financial, Inc., Series D MTN	5.150	01-15-13	2,550,000	2,695,296

QBE Insurance Group, Ltd. (S)	9.750	03-14-14	1,739,000	2,126,385

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	2,445,000	2,687,400

Unum Group	7.125	09-30-16	1,570,000	1,756,430

UnumProvident Finance Company PLC (S)	6.850	11-15-15	2,435,000	2,621,555

W.R. Berkley Corp.	5.600	05-15-15	1,460,000	1,506,137

Willis North America, Inc.	7.000	09-29-19	1,915,000	2,001,357

Real Estate Investment Trusts 4.06%

AMB Property LP	6.625	12-01-19	1,965,000	2,074,604

Biomed Realty LP (S)	6.125	04-15-20	520,000	531,942

Boston Properties LP	5.875	10-15-19	1,085,000	1,139,142

Brandywine Operating Partnership LP	7.500	05-15-15	1,390,000	1,533,176

Developers Diversified Realty Corp.	7.500	04-01-17	1,740,000	1,731,653

Dexus Property Group (S)	7.125	10-15-14	1,985,000	2,163,408

Duke Realty LP	6.750	03-15-20	3,215,000	3,373,355

Health Care, Inc.	6.200	06-01-16	1,835,000	1,993,803

Healthcare Realty Trust, Inc.	8.125	05-01-11	1,340,000	1,409,374

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,170,000	2,290,849

HRPT Properties Trust	6.650	01-15-18	1,800,000	1,855,755

Mack-Cali Realty Corp.	7.750	08-15-19	1,345,000	1,555,784

ProLogis	6.625	05-15-18	3,715,000	3,588,341

ProLogis	5.625	11-15-15	1,615,000	1,595,591

Reckson Operating Partnership LP (S)	7.750	03-15-20	735,000	754,463

Simon Property Group LP	10.350	04-01-19	1,495,000	1,940,235

Simon Property Group LP	5.625	08-15-14	2,160,000	2,338,591

Vornado Realty Trust	4.250	04-01-15	2,815,000	2,817,463

WEA Finance LLC (S)	6.750	09-02-19	1,180,000	1,305,225

WEA Finance LLC (S)	5.400	10-01-12	1,095,000	1,160,997

Health Care 1.17%				10,734,666

Health Care Equipment & Supplies 0.13%

Inverness Medical Innovations, Inc.	7.875	02-01-16	1,240,000	1,190,400

Health Care Providers & Services 0.50%

BioScrip, Inc. (S)	10.250	10-01-15	725,000	706,875

Medco Health Solutions, Inc.	7.250	08-15-13	3,415,000	3,917,152

Life Sciences Tools & Services 0.17%

Life Technologies Corp.	6.000	03-01-20	1,480,000	1,567,122

Pharmaceuticals 0.37%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,587,387	1,543,734

Watson Pharmaceuticals, Inc.	6.125	08-15-19	1,690,000	1,809,383

See notes to financial statements

	Annual report | Bond Fund	17

		Maturity
	Rate	date	Par value	Value
Industrials 5.91%				$54,036,124

Aerospace & Defense 0.79%

BE Aerospace, Inc.	8.500%	07-01-18	$1,150,000	1,190,250

Bombardier, Inc. (S)	7.750	03-15-20	900,000	911,250

Colt Defense LLC (S)	8.750	11-15-17	925,000	740,000

Embraer Overseas, Ltd.	6.375	01-15-20	1,535,000	1,538,838

Kratos Defense & Security Solutions, Inc. (S)	10.000	06-01-17	915,000	905,850

L-3 Communications Corp., Series B	6.375	10-15-15	1,925,000	1,925,000

Airlines 1.89%

Continental Airlines, Inc.,
Series 1998-1, Class A	6.648	09-15-17	668,989	662,299

Continental Airlines, Inc.,
Series 1999-1, Class A	6.545	02-02-19	579,254	590,839

Continental Airlines, Inc.,
Series 2000-2, Class B	8.307	04-02-18	1,086,696	1,070,396

Continental Airlines, Inc.,
Series 2007-1, Class A	5.983	04-19-22	2,102,101	2,091,591

Delta Air Lines, Inc. (S)	9.500	09-15-14	1,435,000	1,470,875

Delta Air Lines, Inc.,
Class G-1	6.718	01-02-23	2,253,054	2,106,606

Delta Air Lines, Inc.,
Series 2007-1 Class A	6.821	08-10-22	2,738,767	2,670,298

Northwest Airlines, Inc.,
Series 2002-1, Class G2	6.264	11-20-21	2,003,347	1,893,163

Northwest Airlines, Inc.,
Series 2007-1, Class A	7.027	11-01-19	1,599,373	1,495,413

United Air Lines, Inc.	10.400	11-01-16	774,747	840,600

United Air Lines, Inc. (S)	9.875	08-01-13	400,000	409,000

United Air Lines, Inc.	9.750	01-15-17	1,825,000	1,961,875

Building Materials 0.39%

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	1,800,000	1,768,500

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	1,840,000	1,807,800

Building Products 0.12%

Masco Corp.	7.125	03-15-20	1,105,000	1,070,501

Commercial Services & Supplies 0.08%

ACCO Brands Corp.	10.625	03-15-15	315,000	340,988

Garda World Security Corp. (S)	9.750	03-15-17	385,000	395,588

Construction Materials 0.11%

Odebrecht Finance, Ltd. (S)	7.000	04-21-20	1,030,000	1,014,550

Electrical Equipment 0.08%

Coleman Cable, Inc. (S)	9.000	02-15-18	745,000	728,238

Industrial Conglomerates 0.57%

General Electric Company	5.250	12-06-17	1,365,000	1,461,201

Hutchison Whampoa International, Ltd. (S)	5.750	09-11-19	1,675,000	1,704,572

Textron, Inc.	5.600	12-01-17	1,945,000	2,034,587

Machinery 0.41%

Altra Holdings, Inc. (S)	8.125	12-01-16	805,000	802,988

Case New Holland, Inc.	7.750	09-01-13	1,345,000	1,368,538

See notes to financial statements

18	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Machinery (continued)

Terex Corp.	10.875%	06-01-16	$1,050,000	$1,128,750

Trimas Corp. (S)	9.750	12-15-17	465,000	471,975
Marine 0.20%

Navios Maritime Holdings, Inc.	9.500	12-15-14	1,850,000	1,799,125
Road & Rail 0.52%

Avis Budget Car Rental LLC (S)	9.625	03-15-18	350,000	350,000

Kansas City Southern de Mexico SA de CV	9.375	05-01-12	569,000	580,380

Kansas City Southern de Mexico SA de CV (S)	8.000	02-01-18	1,265,000	1,263,419

RailAmerica, Inc.	9.250	07-01-17	945,000	982,800

Western Express, Inc. (S)	12.500	04-15-15	1,745,000	1,640,300
Trading Companies & Distributors 0.53%

GATX Corp.	8.750	05-15-14	2,220,000	2,605,856

United Rentals North America, Inc.	10.875	06-15-16	530,000	564,450

United Rentals North America, Inc.	7.000	02-15-14	1,770,000	1,659,375
Transportation Infrastructure 0.22%

CMA CGM SA (S)	7.250	02-01-13	2,690,000	2,017,500
Information Technology 0.71%				6,487,001
Electronic Equipment, Instruments & Components 0.46%

Amphenol Corp.	4.750	11-15-14	2,160,000	2,265,790

Tyco Electronics Group SA	6.000	10-01-12	1,760,000	1,898,012
Internet Software & Services 0.07%

Equinix, Inc.	8.125	03-01-18	625,000	634,375
IT Services 0.18%

Fiserv, Inc.	6.800	11-20-17	1,505,000	1,688,824
Materials 4.84%				44,292,437
Chemicals 1.07%

American Pacific Corp.	9.000	02-01-15	2,160,000	2,114,100

CF Industries, Inc.	7.125	05-01-20	205,000	206,794

CF Industries, Inc.	6.875	05-01-18	205,000	205,256

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,370,000	1,387,509

Mosaic Company (S)	7.625	12-01-16	1,705,000	1,871,367

RPM International, Inc.	6.500	02-15-18	1,325,000	1,435,227

Solutia, Inc.	7.875	03-15-20	1,080,000	1,074,600

Sterling Chemicals, Inc.	10.250	04-01-15	1,490,000	1,460,200
Construction Materials 0.29%

CRH America, Inc.	8.125	07-15-18	1,930,000	2,299,761

Severstal Columbus LLC (S)	10.250	02-15-18	370,000	382,950
Containers & Packaging 0.50%

Ball Corp.	6.750	09-15-20	1,290,000	1,254,525

BWAY Corp.	10.000	04-15-14	1,390,000	1,535,950

Graphic Packaging International, Inc.	9.500	06-15-17	690,000	717,600

Solo Cup Company	10.500	11-01-13	570,000	579,975

U.S. Corrugated, Inc.	10.000	06-12-13	605,000	514,250
Metals & Mining 1.97%

Allegheny Technologies, Inc.	9.375	06-01-19	1,205,000	1,411,233

ArcelorMittal	9.850	06-01-19	2,010,000	2,453,492

CII Carbon LLC (S)	11.125	11-15-15	1,835,000	1,798,300

See notes to financial statements	Annual report | Bond Fund	19

		Maturity
	Rate	date	Par value	Value
Metals & Mining (continued)

Commercial Metals Company	7.350%	08-15-18	$1,295,000	$1,359,745

Rio Tinto Alcan, Inc.	6.125	12-15-33	1,725,000	1,743,242

Rio Tinto Finance USA, Ltd.	8.950	05-01-14	1,345,000	1,615,824

Teck Resources, Ltd.	10.750	05-15-19	4,105,000	4,946,525

Vale Overseas, Ltd.	6.875	11-10-39	1,290,000	1,284,911

Vedanta Resources PLC (S)	8.750	01-15-14	1,345,000	1,358,450

Paper & Forest Products 1.01%

Boise Paper Holdings LLC (S)	8.000	04-01-20	275,000	277,063

International Paper Company	9.375	05-15-19	1,650,000	2,070,425

International Paper Company	7.950	06-15-18	2,130,000	2,480,181

NewPage Corp.	11.375	12-31-14	540,000	504,900

PE Paper Escrow GmbH (S)	12.000	08-01-14	385,000	421,575

Verso Paper Holdings LLC, Series B	9.125	08-01-14	1,695,000	1,601,775

Westvaco Corp.	7.950	02-15-31	1,785,000	1,924,732

Telecommunication Services 2.48%				22,663,008

Communications Equipment 0.04%

Telcordia Technologies, Inc. (S)	11.000	05-01-18	435,000	421,406

Diversified Financial Services 0.05%

Inmarsat Finance PLC (S)	7.375	12-01-17	430,000	428,925

Diversified Telecommunication Services 1.22%

Axtel SAB de CV (S)	9.000	09-22-19	630,000	535,500

Citizens Communications Company	6.250	01-15-13	2,032,000	2,021,840

Intelsat Jackson Holdings, Ltd.	11.500	06-15-16	1,585,000	1,660,288

Level 3 Financing, Inc. (S)	10.000	02-01-18	310,000	272,800

New Communications Holdings, Inc. (S)	8.500	04-15-20	1,130,000	1,113,050

Qwest Corp.	7.875	09-01-11	1,480,000	1,550,300

Telecom Italia Capital SA	6.175	06-18-14	1,405,000	1,453,491

West Corp.	11.000	10-15-16	2,515,000	2,540,150

Wireless Telecommunication Services 1.17%

America Movil SAB de CV (S)	5.000	03-30-20	1,640,000	1,633,217

Crown Castle International Corp.	7.125	11-01-19	685,000	664,450

Digicel Group, Ltd. (S)	12.000	04-01-14	1,140,000	1,265,400

Digicel Group, Ltd. (S)	8.875	01-15-15	2,115,000	2,046,263

NII Capital Corp.	10.000	08-15-16	940,000	1,005,800

NII Capital Corp.	8.875	12-15-19	1,575,000	1,602,563

SBA Telecommunications, Inc. (S)	8.000	08-15-16	545,000	561,350

SBA Tower Trust (S)	5.101	04-15-17	1,790,000	1,886,215

Utilities 4.65%				42,549,336

Electric Utilities 2.63%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	1,160,000	1,163,823

Aquila, Inc.	11.875	07-01-12	1,905,000	2,194,560

BVPS II Funding Corp.	8.890	06-01-17	2,038,000	2,298,592

Commonwealth Edison Company	5.800	03-15-18	2,995,000	3,294,898

Duke Energy Corp.	6.300	02-01-14	1,360,000	1,526,191

FirstEnergy Solutions Corp.	4.800	02-15-15	1,495,000	1,542,723

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,395,000	2,625,480

ITC Holdings Corp. (S)	5.875	09-30-16	745,000	792,236

See notes to financial statements

20	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value
Electric Utilities (continued)

ITC Holdings Corp. (S)	5.500%	01-15-20	$1,670,000	$1,758,712

Monongahela Power Company (S)	7.950	12-15-13	2,080,000	2,438,569

PNPP II Funding Corp.	9.120	05-30-16	944,000	959,758

Texas Competitive Electric Holdings
Company LLC, Series A	10.250	11-01-15	2,305,000	1,544,350

Waterford 3 Funding Corp.	8.090	01-02-17	1,885,317	1,951,133

Gas Utilities 0.24%

DCP Midstream LLC (S)	9.750	03-15-19	1,705,000	2,176,291

Independent Power Producers & Energy Traders 0.57%

AES Eastern Energy LP,
Series 1999-A	9.000	01-02-17	3,049,137	3,171,103

Ipalco Enterprises, Inc.	8.625	11-14-11	1,405,000	1,464,713

Listrindo Capital BV (S)	9.250	01-29-15	560,000	565,740

Multi-Utilities 0.83%

CMS Energy Corp.	6.250	02-01-20	2,645,000	2,498,401

DTE Energy Company	7.625	05-15-14	1,310,000	1,530,559

Sempra Energy	8.900	11-15-13	1,415,000	1,684,497

Sempra Energy	6.500	06-01-16	1,645,000	1,879,585

Water Utilities 0.38%

Indiantown Cogeneration LP, Series A–9	9.260	12-15-10	363,223	370,331

Midwest Generation LLC, Series B	8.560	01-02-16	2,265,754	2,254,425

Salton Sea Funding Corp., Series F	7.475	11-30-18	777,856	862,666

Convertible Bonds 0.30%				$2,737,850

(Cost $2,026,465)

Financials 0.14%				1,310,700

Real Estate Investment Trusts 0.14%

Corporate Office Properties LP (S)	4.250%	04-15-30	$1,360,000	1,310,700

Industrials 0.16%				1,427,150

Airlines 0.16%

US Airways Group, Inc.	7.250	05-15-14	680,000	1,427,150

U.S. Government & Agency Obligations 17.95%				$164,207,236

(Cost $161,007,838)

U.S. Government 5.27%				48,211,350
U.S. Treasury
Bond	4.625%	02-15-40	$23,295,000	24,874,681
Note	3.500	05-15-20	7,365,000	7,486,964
Note	2.500	03-31-15	10,770,000	10,998,863
Note	2.500	04-30-15	4,755,000	4,850,842

U.S. Government Agency 12.68%				115,995,886
Federal Home Loan Bank	5.375	05-18-16	1,960,000	2,249,318

Federal Home Loan Mortgage Corp.	5.000	07-01-35	2,655,880	2,791,579

Federal National Mortgage Association
15 Yr Pass Thru Ctf	3.000	10-29-14	2,605,000	2,631,277
30 Yr Pass Thru Ctf	5.500	05-01-35	15,883,534	16,964,359
TBA	5.000	TBA	30,840,000	32,273,579
30 Yr Pass Thru Ctf	5.000	11-01-33	3,498,143	3,678,789
30 Yr Pass Thru Ctf	4.000	06-01-24	28,130,961	28,935,332

See notes to financial statements
	Annual report | Bond Fund	21

		Maturity
	Rate	date	Par value	Value

Federal National Mortgage Association (continued)
30 Yr Pass Thru Ctf	4.000%	07-01-24	$17,705,945	$18,212,225
Note	2.050	01-28-13	4,500,000	4,524,035
Note	1.800	03-15-13	3,720,000	3,735,393

Term Loans 0.24%				$2,172,043

(Cost $2,231,248)

Consumer Discretionary 0.15%				1,332,043

Hotels, Restaurants & Leisure 0.15%

East Valley Tourist Development Authority	12.000%	08-06-12	$795,819	684,404

Greektown Holdings LLC	14.500	09-30-10	580,621	586,428

Greektown Holdings LLC (T)(U)	—	09-30-10	60,605	61,211

Financials 0.09%				840,000

Real Estate Management & Development 0.09%

Realogy Corp.	13.500	10-15-17	800,000	840,000

Collateralized Mortgage Obligations 16.35%				$149,545,471

(Cost $169,915,168)
American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.533%	12-25-46	$2,425,033	1,268,678
Series 2006-6, Class XP IO	2.581	12-25-46	29,975,547	1,280,196

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	2,875,000	3,022,212
Series 2007-1A, Class D (S)	5.957	04-15-37	3,175,000	3,341,967

Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4 (P)	5.889	07-10-44	5,260,000	5,283,407

Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.826	03-20-36	2,775,081	1,937,327
Series 2007-E, Class 4A1 (P)	5.710	07-20-47	1,713,916	1,164,018

Bear Stearns Alt-A Trust,
Series 2005-3, Class B2 (P)	2.727	04-25-35	1,154,429	62,481

Bear Stearns Commercial Mortgage
Securities, Inc.,
Series 2006-PW14, Class D (S)	5.412	12-11-38	2,480,000	893,540

Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.563	08-25-36	1,543,345	812,139

Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3 (P)	5.729	03-15-49	3,350,000	3,451,728

Citigroup Mortgage Loan Trust, Inc.
Series 2005-10, Class 1A5A (P)	5.680	12-25-35	1,970,895	1,262,098
Series 2005-5, Class 2A3	5.000	08-25-35	1,144,346	1,049,222

Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class C (P)	5.223	07-15-44	1,030,000	686,764

Commercial Mortgage Pass Through
Certificates,
Series 2007-C9, Class A4 (P)	5.816	12-10-49	5,295,000	5,331,897

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	3,747,657	680,822
Series 3623, Class LI IO	4.500	01-15-25	3,831,347	406,685
Series 3630, Class BI IO	4.000	05-15-27	2,209,613	331,948

See notes to financial statements

22	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500%	04-25-38	$5,658,326	$977,785
Series 2009-47, Class EI IO	5.000	08-25-19	5,160,301	589,940
Series 2009-50, Class GI IO	5.000	05-25-39	8,500,186	1,271,792
Series 2009-78, Class IB IO	5.000	06-25-39	11,961,122	2,069,572
Series 2010-14, Class AI IO	4.000	08-25-27	6,666,779	1,190,369
Series 2010-36, Class BI IO	4.000	03-25-28	6,780,148	966,692
Series 398, Class C3 IO	4.500	05-25-39	7,424,420	1,694,539
Series 401, Class C2 IO	4.500	06-25-39	5,006,620	1,095,754
Series 402, Class 3 IO	4.000	11-25-39	4,829,358	1,125,054
Series 402, Class 4 IO	4.000	10-25-39	8,695,933	2,015,522
Series 402, Class 7 IO	4.500	11-25-39	8,513,477	1,929,895

First Horizon Alternative Mortgage Securities
Series 2006-RE1, Class A1	5.500	05-25-35	2,803,747	2,266,905
Series 2004-AA5, Class B1 (P)	2.230	12-25-34	1,171,675	102,582

Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F (S)	7.050	05-15-37	780,000	795,600

GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B (P)	5.675	05-10-40	7,495,000	7,875,351

GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1 (P)	5.518	04-19-36	1,813,263	1,498,854

Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2 (P)	0.703	10-25-45	2,340,013	579,806
Series 2006-AR1, Class A2A (P)	0.713	02-25-36	3,722,516	1,097,137

Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C (P)	5.554	03-10-39	1,810,000	513,240
Series 2007-GG9, Class F (P)	5.633	03-10-39	995,000	185,135
Series 2007-GG9, Class A4	5.444	03-10-39	4,670,000	4,512,840

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.848	09-25-35	3,667,057	3,453,424
Series 2004-9, Class B1 (P)	3.900	08-25-34	1,655,468	640,948
Series 2006-AR1, Class 3A1 (P)	5.307	01-25-36	4,329,325	3,914,974

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.470	08-19-45	14,831,403	537,260
Series 2005-16, Class 2A1B (P)	0.669	01-19-36	1,385,357	355,913
Series 2005-8, Class 1X IO	2.440	09-19-35	22,953,559	896,623
Series 2006-SB1, Class A1A (P)	1.271	12-19-36	2,811,765	1,221,285
Series 2007-3, Class ES IO	0.350	05-19-47	104,071,712	551,580
Series 2007-4, Class ES IO	0.350	07-19-47	116,400,608	663,483
Series 2007-6, Class ES IO (S)	0.342	08-19-37	83,836,065	554,156

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	1,140,446	113,600
Series 2005-AR18, Class 1X IO	2.384	10-25-36	37,255,707	1,281,596
Series 2005-AR18, Class 2X IO	2.110	10-25-36	62,059,973	2,209,335
Series 2005-AR5, Class B1 (P)	2.779	05-25-35	1,617,827	66,558

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	3,635,000	3,256,531
Series 2005-LDP4, Class B (P)	5.129	10-15-42	1,646,000	1,203,396
Series 2007-CB18, Class A4	5.440	06-12-47	4,610,000	4,464,826
Series 2006-LDP7, Class A4 (P)	5.874	04-15-45	3,345,000	3,485,056

JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.757	01-25-37	3,321,574	536,109
Series 2005-S2, Class 2A16	6.500	09-25-35	1,870,425	1,698,854

See notes to financial statements
	Annual report | Bond Fund	23

		Maturity
	Rate	date	Par value	Value

LB–UBS Commercial Mortgage Trust
Series 2007-C7, Class A3 (P)	5.866%	09-15-45	$4,685,000	$4,582,195
Series 2006-C4, Class A4 (P)	5.882	06-15-38	3,950,000	4,076,880
Series 2007-C2, Class A3	5.430	02-15-40	4,910,000	4,722,247

Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-2, Class A4 (P)	5.909	06-12-46	4,535,000	4,728,439

MLCC Mortgage Investors, Inc.
Series 2007-3, Class M1 (P)	5.830	09-25-37	1,492,747	624,817
Series 2007-3, Class M2 (P)	5.830	09-25-37	557,996	223,506
Series 2007-3, Class M3 (P)	5.830	09-25-37	395,846	145,744

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	4,605,000	4,428,939
Series 2007-IQ15, Class A4 (P)	5.880	06-11-49	4,645,000	4,660,476
Series 2005-HQ7, Class A4 (P)	5.208	11-14-42	3,065,000	3,180,901
Series 2005-IQ10, Class A4A (P)	5.230	09-15-42	2,680,000	2,770,792
Series 2006-IQ12, Class E IO	5.538	12-15-43	2,430,000	408,128

PRLM,
Series JF-929, Class AI IO	4.500	07-02-40	7,885,000	1,273,920

Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1 (P)	2.980	05-25-35	1,548,433	425,701

Residential Accredit Loans, Inc.,
Series 2005-QO4, Class X IO	2.566	12-25-45	39,650,660	1,339,883

Structured Asset Securities Corp.,
Series 2003-6A, Class B1 (P)	2.790	03-25-33	2,103,678	1,088,670

Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.697	01-25-45	50,158,394	1,640,556
Series 2005-AR13, Class X IO	1.674	10-25-45	133,912,965	4,184,781
Series 2005-AR19, Class B1 (P)	1.043	12-25-45	2,319,762	289,871
Series 2006-AR4, Class 1A1B (P)	1.361	05-25-46	2,486,069	1,106,880
Series 2005-6, Class 1CB	6.500	08-25-35	1,265,908	883,366
Series 2005-AR13, Class B1 (P)	0.943	10-25-45	3,979,485	434,183
Series 2005-AR6, Class B1 (P)	0.943	04-25-45	4,461,157	579,076

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.090	04-25-35	3,206,901	3,062,685
Series 2006-AR15, Class A3 (P)	5.488	10-25-36	3,382,827	955,835

Asset Backed Securities 3.33%				$30,445,001

(Cost $32,025,097)
Bank of America Auto Trust,
Series 2009-1A, Class A4 (S)	3.520%	06-15-16	$2,525,000	2,629,753

Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.704	02-28-41	2,169,898	1,693,953

BMW Vehicle Lease Trust,
Series 2009-1, Class A4	3.660	08-15-13	2,855,000	2,933,114

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.403	10-25-36	851,861	707,264

ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A–5	8.100	08-15-25	185,545	163,799

Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.523	06-25-36	3,530,282	2,908,600

DB Master Finance LLC
Series 2006-1, Class-A2 (S)	5.779	06-20-31	4,605,000	4,543,247
Series 2006-1, Class-M1 (S)	8.285	06-20-31	1,065,000	985,423

See notes to financial statements

24	Bond Fund | Annual report

		Maturity
	Rate	date	Par value	Value

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629%	04-25-37	$3,715,000	$3,204,224
Series 2007-1, Class A2 (S)	5.261	04-25-37	3,180,000	2,965,262

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03-25-16	3,090,000	3,295,022

Lehman XS Trust
Series 2005-5N, Class 3A2 (P)	0.703	11-25-35	2,629,260	878,594
Series 2005-7N, Class 1A1B (P)	0.643	12-25-35	3,066,592	980,886

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	654,292	625,212
Series 2005-2, Class AF4	4.934	08-25-35	2,365,000	1,930,648

			Shares	Value

Preferred Stocks 0.63%				$5,736,795

(Cost $5,992,202)

Consumer Staples 0.19%				1,720,500

Food & Staples Retailing 0.19%

Ocean Spray Cranberries, Inc., 6.250%, Series A (S)			23,250	1,720,500

Financials 0.24%				2,209,979

Diversified Financial Services 0.24%

Bank of America Corp., 8.625%			89,220	2,209,979

Telecommunication Services 0.20%				1,806,316

Wireless Telecommunication Services 0.20%

Telephone & Data Systems, Inc., 7.600%, Series A			72,953	1,806,316

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 5.41%				$49,539,000

(Cost $49,539,000)

Short-Term Securities 4.92%				45,000,000
Federal Home Loan Bank Discount Note	0.060%	06-01-10	$45,000,000	45,000,000

Repurchase Agreement 0.49%				4,539,000
Repurchase Agreement with State Street Corp.
dated 5-28-10 at 0.010% to be repurchased
at $4,539,005 on 6-1-10, collateralized by
$4,465,000 Federal Home Loan Mortgage
Corp., 4.125% due 2-24-11 (valued
at $4,632,438).			4,539,000	4,539,000

Total investments (Cost $937,294,213)† 102.51%				$937,689,207

Other assets and liabilities, net (2.51%)				($22,933,453)

Total net assets 100.00%				$914,755,754

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund.

See notes to financial statements
	Annual report | Bond Fund	25

Notes to Schedule of Investments

          Currency abbreviations

          BRL — Brazilian Real

          CAD — Canadian Dollar

GMTN Global Medium Term Note

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

MTN Medium-Term Note PIK Paid In Kind

TBA To Be Announced

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $189,770,395 or 20.78% of the Fund’s net assets as of May 31, 2010.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(U) All or a portion of this position represents unfunded loan commitment.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $938,583,187. Net unrealized depreciation aggregated $893,980, of which $52,059,678 related to appreciated investment securities and $52,953,658 related to depreciated investment securities.

See notes to financial statements

26	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $937,294,213)	$937,689,207
Cash	620
Cash held at broker for futures contracts	52,950
Receivable for investments sold	1,507,125
Receivable for fund shares sold	2,091,914
Dividends and interest receivable	12,543,520
Receivable for securities lending income	122
Other receivables and prepaid assets	107,046

Total assets	953,992,504

Liabilities

Payable for investments purchased	3,506,328
Payable for delayed delivery securities purchased	33,231,541
Payable for fund shares repurchased	1,053,512
Swap contracts, at value (Note 3)	150,513
Payable for futures variation margin (Note 3)	47,500
Distributions payable	857,820
Payable to affiliates
Accounting and legal services fees	14,361
Transfer agent fees	163,230
Distribution and service fees	33,440
Trustees’ fees	49,083
Other liabilities and accrued expenses	129,422

Total liabilities	39,236,750

Net assets

Capital paid-in	$935,632,552
Undistributed net investment income	1,925,648
Accumulated net realized loss on investments, futures contracts, foreign
currency transactions and swap contracts	(22,999,315)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and
swap contracts	196,869

Net assets	$914,755,754

See notes to financial statements	Annual report | Bond Fund	27

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($819,230,588 ÷ 54,617,521 shares)	$15.00
Class B ($24,937,860 ÷ 1,662,407 shares)[1]	$15.00
Class C ($40,267,522 ÷ 2,684,955 shares)[1]	$15.00
Class I ($30,319,784 ÷ 2,022,211 shares)	$14.99

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$15.71

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

28	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-10

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$65,547,963
Dividends	609,072
Securities lending	914
Less foreign taxes withheld	(4,909)

Total investment income	66,153,040

Expenses

Investment management fees (Note 5)	4,265,780
Distribution and service fees (Note 5)	2,905,282
Accounting and legal services fees (Note 5)	149,109
Transfer agent fees (Note 5)	1,626,562
Trustees’ fees (Note 5)	66,990
State registration fees	64,084
Printing and postage fees	191,406
Professional fees	147,505
Custodian fees	38,258
Registration and filing fees	21,143
Other	38,135

Total expenses	9,514,254
Less expense reductions (Note 5)	(102,362)

Net expenses	9,411,892

Net investment income	56,741,148

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	14,340,359
Investments in affiliated issuers	278
Futures contracts (Note 3)	(322,000)
Swap contracts (Note 3)	76,969
Foreign currency transactions	298,387
14,393,993
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	105,495,538
Futures contracts (Note 3)	303,462
Swap contracts (Note 3)	444,249
Translation of assets and liabilities in foreign currencies	4,636
106,247,885
Net realized and unrealized gain	120,641,878

Increase in net assets from operations	$177,383,026

See notes to financial statements

	Annual report | Bond Fund	29

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-10	5-31-09

Increase (decrease) in net assets

From operations
Net investment income	$56,741,148	$52,778,739
Net realized gain (loss)	14,393,993	(14,392,036)
Change in net unrealized appreciation (depreciation)	106,247,885	(71,838,760)

Increase (decrease) in net assets resulting from operations	177,383,026	(33,452,057)

Distributions to shareholders
From net investment income
Class A	(52,254,887)	(48,395,953)
Class B	(1,641,832)	(1,985,117)
Class C	(2,007,184)	(1,498,050)
Class I	(1,597,695)	(1,353,495)
Class R1	(12,611)	(61,014)

Total distributions	(57,514,209)	(53,293,629)

From Fund share transactions (Note 6)	35,308,269	(71,142,760)

Total increase (decrease)	155,177,086	(157,888,446)

Net assets

Beginning of year	759,578,668	917,467,114

End of year	$914,755,754	$759,578,668

Undistributed net investment income	$1,925,648	$930,912

See notes to financial statements

30	Bond Fund | Annual report

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of year	$12.96	$14.31	$14.75	$14.51	$15.30
Net investment income[1]	0.97	0.87	0.81	0.75	0.68
Net realized and unrealized gain (loss) on investments	2.05	(1.34)	(0.43)	0.26	(0.74)
Total from investment operations	3.02	(0.47)	0.38	1.01	(0.06)
Less distributions
From net investment income	(0.98)	(0.88)	(0.82)	(0.77)	(0.72)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.98)	(0.88)	(0.82)	(0.77)	(0.73)
Net asset value, end of year	$15.00	$12.96	$14.31	$14.75	$14.51
Total return (%)[2]	23.83[3]	(3.02)	2.57	7.08	(0.45)[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$819	$686	$824	$870	$899
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.16[4]	1.05	1.05	1.08
Expenses net of fee waivers	1.08	1.16[4]	1.05	1.05	1.07
Expenses net of fee waivers and credits	1.07	1.16[4]	1.05	1.05	1.07
Net investment income	6.71	6.71	5.54	5.11	4.56
Portfolio turnover (%)	88	90	90	106	135

1 Based on the average daily shares outstanding.
2 Assumes dividend reinvestment (if applicable).
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of year	$12.95	$14.31	$14.75	$14.51	$15.30
Net investment income[1]	0.86	0.77	0.71	0.65	0.58
Net realized and unrealized gain (loss) on investments	2.07	(1.34)	(0.43)	0.26	(0.74)
Total from investment operations	2.93	(0.57)	0.28	0.91	(0.16)
Less distributions
From net investment income	(0.88)	(0.79)	(0.72)	(0.67)	(0.62)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.88)	(0.79)	(0.72)	(0.67)	(0.63)
Net asset value, end of year	$15.00	$12.95	$14.31	$14.75	$14.51
Total return (%)[2]	23.05[3]	(3.77)	1.86[3]	6.33	(1.14)[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$25	$28	$42	$59	$87
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.86[4]	1.76	1.75	1.78
Expenses net of fee waivers	1.78	1.86[4]	1.76	1.75	1.77
Expenses net of fee waivers and credits	1.77	1.86[4]	1.75	1.75	1.77
Net investment income	6.01	5.96	4.82	4.40	3.84
Portfolio turnover (%)	88	90	90	106	135

1 Based on the average daily shares outstanding.
2 Assumes dividend reinvestment (if applicable).
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

	Annual report | Bond Fund	31

CLASS C SHARES Period ended	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of year	$12.96	$14.31	$14.75	$14.51	$15.30
Net investment income[1]	0.86	0.78	0.71	0.65	0.58
Net realized and unrealized gain (loss) on investments	2.06	(1.34)	(0.43)	0.26	(0.74)
Total from investment operations	2.92	(0.56)	0.28	0.91	(0.16)
Less distributions
From net investment income	(0.88)	(0.79)	(0.72)	(0.67)	(0.62)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.88)	(0.79)	(0.72)	(0.67)	(0.63)
Net asset value, end of year	$15.00	$12.96	$14.31	$14.75	$14.51
Total return (%)[2]	22.98[3]	(3.70)	1.86	6.33	(1.14)[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$40	$26	$29	$23	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.86[4]	1.75	1.75	1.78
Expenses net of fee waivers	1.78	1.86[4]	1.75	1.75	1.77
Expenses net of fee waivers and credits	1.77	1.86[4]	1.75	1.75	1.77
Net investment income	5.98	6.02	4.86	4.41	3.86
Portfolio turnover (%)	88	90	90	106	135

1 Based on the average daily shares outstanding.
2 Assumes dividend reinvestment (if applicable).
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of year	$12.96	$14.31	$14.74	$14.51	$15.30
Net investment income[1]	1.03	0.93	0.88	0.81	0.75
Net realized and unrealized gain (loss) on investments	2.05	(1.35)	(0.43)	0.25	(0.74)
Total from investment operations	3.08	(0.42)	0.45	1.06	0.01
Less distributions
From net investment income	(1.05)	(0.93)	(0.88)	(0.83)	(0.79)
Return of capital	—	—	—	—	(0.01)
Total distributions	(1.05)	(0.93)	(0.88)	(0.83)	(0.80)
Net asset value, end of year	$14.99	$12.96	$14.31	$14.74	$14.51
Total return (%)[2]	24.31	(2.60)	3.01	7.53	(0.01)

Ratios and supplemental data

Net assets, end of year (in millions)	$30	$19	$22	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.70[3]	0.62	0.62	0.64
Expenses net of fee waivers	0.63	0.70[3]	0.62	0.62	0.64
Expenses net of fee waivers and credits	0.63	0.70[3]	0.62	0.62	0.64
Net investment income	7.13	7.22	6.08	5.54	4.99
Portfolio turnover (%)	88	90	90	106	135

1 Based on the average daily shares outstanding.
2 Assumes dividend reinvestment (if applicable).
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements

32	Bond Fund | Annual report

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective at the close of business on August 21, 2009, Class R1 shares converted into Class A shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Bond Fund	33

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1	OBSERVABLE	UNOBSERV-
	5-31-10	QUOTED PRICE	INPUTS	ABLE INPUTS

Corporate Bonds	$533,305,811	—	$532,791,561	$514,250
Convertible Bonds	2,737,850	—	2,737,850	—
U.S. Government & Agency	164,207,236	—	164,207,236	—
Obligations
Term Loans	2,172,043	—	2,172,043	—
Collateralized Mortgage	149,545,471	—	143,332,417	6,213,054
Obligations
Asset Backed Securities	30,445,001	—	30,445,001	—
Preferred Stocks	5,736,795	$4,016,295	1,720,500	—
Short-Term Investments	49,539,000	—	49,539,000	—

Total investments in securities	$937,689,207	$4,016,295	$926,945,608	$6,727,304
Other financial instruments	($197,366)	($46,853)	($150,513)	—
Totals	$937,491,841	$3,969,442	$926,795,095	$6,727,304

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERALIZED		ASSET
	MORTGAGE	CORPORATE	BACKED
	OBLIGATIONS	BONDS	SECURITIES	TOTAL

Balance as of 5-31-09	$18,353,377	$3,073,250	$1,414,600	$22,841,227
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	7,932,181	—	—	7,932,181
Change in unrealized	189,373	158,650	—	348,023
appreciation (depreciation)
Net purchases (sales)	(13,822,578)	—	—	(13,822,578)
Net transfers in and out of	(6,439,299)	(2,717,650)	(1,414,600)	(10,571,549)
Level 3
Balance as of 5-31-10	$6,213,054	$514,250	—	$6,727,304

During the year ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

34	Bond Fund | Annual report

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Schedule of Securities Sold Short). At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/ accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

Securities lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), which has a floating net asset value (NAV) and invests in short-term investments as part of the securities lending program. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying

Annual report | Bond Fund	35

stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $150 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. For the year ended May 31, 2010, the Fund had no significant borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $21,513,108 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2010.

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31

2014	2015	2017	2018

$505,866	$19,095,572	$939,453	$972,217

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually. The tax character of distributions for the years ended May 31, 2010 and May 31, 2009 was as follows: ordinary income of $57,514,209 and $53,293,629, respectively.

36	Bond Fund | Annual report

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2010, the components of distributable earnings on a tax basis included $2,656,194 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/ tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to defaulted bonds and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts and swap contracts, in order to meet its investment objective. The Fund may use derivatives to manage against anticipated changes in securities markets, currency or interest rates, maintain diversification and liquidity, access certain securities markets, enhance potential gains, or manage duration.

The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended May 31, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at May 31, 2010. The range of futures contracts notional amounts held by the Fund during the year ended May 31, 2010 was approximately $21.7 million to $32.8 million.

Annual report | Bond Fund	37

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury 30-Year	50	Long	Sep 2010	$6,132,813	($94,282)
Bond Futures
U.S. Treasury 5-Year	136	Short	Sep 2010	(15,867,375)	47,429
Note Futures
					($46,853)

Swaps. The Fund may enter into interest rate, credit default, and other forms of swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

38	Bond Fund | Annual report

During the year ended May 31, 2010, the Fund held CDS on certain securities to take a long position in the exposure to the reference credit and enhance potential gain. The following table summarizes the credit default swap contracts the Fund held as of May 31, 2010 where the Fund acted as a Seller of protection. During the year ended May 31, 2010, the Fund acted as Seller on credit default swap contracts with total notional values as represented below.

				NOTIONAL	PAY/
		IMPLIED		AMOUNT/	RECEIVE
	REFERENCE	CREDIT		EXPOSURE	FIXED	MATURITY	UNREALIZED
COUNTERPARTY	OBLIGATION	SPREAD	CURRENCY	PURCHASED	RATE	DATE	DEPRECIATION	VALUE

Bank of America	The Goodyear	3.19%	USD	5,000,000	1.51%	Jun 2012	($150,513)	($150,513)
Tire & Rubber
Company

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2010, by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Credit contracts	Unrealized appreciation/	Credit default	—	($150,513)
	depreciation of swap	swaps
	contracts

Interest rate	Receivable/payable	Futures	$47,429	(94,282)
contracts	for futures	contracts†

Total			$47,429	($244,795)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2010:

	STATEMENT OF
	OPERATIONS		SWAP
RISK	LOCATION	FUTURES	CONTRACTS	TOTAL

Credit contracts	Net realized gain	—	$76,969	$76,969
	(loss) on

Interest rate	Net realized gain	($322,000)	—	(322,000)
contracts	(loss) on

Total		($322,000)	$76,969	($245,031)

Annual report | Bond Fund	39

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2010:

	STATEMENT OF	FUTURES	SWAP
RISK	OPERATIONS LOCATION	CONTRACTS	CONTRACTS	TOTAL

Credit contracts	Change in unrealized	—	$444,249	$444,249
	appreciation
	(depreciation) of

Interest rate contracts	Change in unrealized	$303,462	—	303,462
	appreciation
	(depreciation) of

Total		$303,462	$444,249	$747,711

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net assets, (b) 0.45% of the next $500,000,000 of the Fund’s average daily net assets, (c) 0.40% of the next $500,000,000 of the Fund’s average daily net assets and (d) 0.35% of the Fund’s average daily net assets in excess of $2,500,000,000. Prior to July 1, 2009, the Fund paid this fee monthly. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees. The investment management fees incurred for the year ended May 31, 2010 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

The Adviser voluntarily waived certain other expenses. Accordingly, these expense reductions amounted to $8,011, $270 and $343 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

40	Bond Fund | Annual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1 shares, the Fund paid for certain other services. The following table shows the contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $677,876 for the year ended May 31, 2010. Of this amount, $79,717 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $451,508 was paid as sales commissions to broker-dealers and $146,651 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2010, CDSCs received by the Distributor amounted to $32,098 and $4,500 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund pays a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost). The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for services provided to their clients who in invest in one or more John Hancock Funds. Signature Services Cost is calculated monthly and allocated to four categories of share classes: Institutional Share Classes, Retirement Shares Classes, Municipal Bond Classes and all other Retail Shares Classes. Within each of these categories, Signature Services Cost is allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Bond Fund	41

Certain investor accounts that maintain small balances are charged an annual small accounts fee by Signature Services. The amounts related to these fees are credited by Signature Services to the Fund. For the year ended May 31, 2010, these fees amounted to $86,845, $3,300 and $3,593 for Class A, Class B and Class C shares, respectively.

Class level expenses for the year ended May 31, 2010 were:

	Distribution and	Transfer
Class	service fees	agent fees

Class A	$2,304,858	$1,498,339
Class B	268,108	55,348
Class C	330,916	61,466
Class I	—	11,101
Class R1	1,400	308

Total	$2,905,282	$1,626,562

Trustees expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2010 and 2009 were as follows:

	Year ended 5-31-10		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,473,098	$79,676,983	4,592,147	$57,927,810
Exchanged from Class R1	14,796	205,314	—	—
Distributions reinvested	2,963,598	42,915,466	3,152,395	40,387,978
Repurchased	(6,750,531)	(97,368,056)	(12,432,711)	(158,640,619)

Net increase (decrease)	1,700,961	$25,429,707	(4,688,169)	($60,324,831)

Class B shares

Sold	550,876	$7,958,822	352,053	$4,503,181
Distributions reinvested	81,377	1,175,109	115,841	1,486,548
Repurchased	(1,126,474)	(16,213,145)	(1,224,799)	(15,707,024)

Net decrease	(494,221)	($7,079,214)	(756,905)	($9,717,295)

Class C shares

Sold	1,098,013	$15,949,073	611,213	$7,703,800
Distributions reinvested	77,009	1,118,509	86,209	1,103,254
Repurchased	(522,380)	(7,578,893)	(693,368)	(9,067,496)

Net increase (decrease)	652,642	$9,488,689	4,054	($260,442)

Class I shares

Sold	1,115,153	$16,434,028	1,848,899	$22,570,485
Distributions reinvested	47,762	691,805	89,810	1,152,040
Repurchased	(601,483)	(8,775,707)	(1,984,466)	(24,433,546)

Net increase (decrease)	561,432	$8,350,126	(45,757)	($711,021)

42	Bond Fund | Annual report

	Year ended 5-31-10		Year ended 5-31-09
	Shares	Amount	Shares	Amount
Class R1 shares

Sold	7,840	$105,554	35,396	$467,732
Exchanged for Class A	(14,793)	(205,314)	—	—
Distributions reinvested	120	1,617	4,742	60,931
Repurchased	(56,536)	(782,896)	(50,342)	(657,834)

Net decrease	(63,369)	($881,039)	(10,204)	($129,171)

Net increase (decrease)	2,357,445	$35,308,269	(5,496,981)	($71,142,760)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $659,283,624 and $663,916,448, respectively, for the year ended May 31, 2010. Purchases and sales of U.S. Treasury obligations aggregated $113,542,458 and $63,475,324, respectively, for the year ended May 31, 2010.

Annual report | Bond Fund	43

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of
John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the “Fund”) at May 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2010

44	Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

Annual report | Bond Fund	45

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2006	47

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (1997–1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2006	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin
Insurance Agency, Inc. (since 1995); Chairman and Chief Executive Officer, Carlin Consolidated, Inc.
(management/investments) (since 1987).

William H. Cunningham, Born: 1944	2006	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation
(since 2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (since 2007).

46	Bond Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2006	47

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia
Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI
Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas,
Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director,
EnergyNorth, Inc. (until 1995); Director, Parks and History Association (Cooperating Association,
National Park Service) (until 2005).

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2006	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Steven R. Pruchansky,[2] Born: 1944	2006	47

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (“KPMG”) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	244

Senior Executive Vice President, U.S. Division, Manulife Financial Corporation (since 2009), Executive
Vice President (1999–2009); President, John Hancock Financial Services; Chairman and Director,
John Hancock Advisers, LLC and John Hancock Funds, LLC (2005–2010) and Chairman and Director,
John Hancock Investment Management Services, LLC (2006–2010); Trustee of John Hancock Trust
(since 2005), John Hancock Funds II (since 2005), and the John Hancock retail funds (since 2005).

Annual report | Bond Fund	47

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, Strategic Initiatives, Manulife Financial Corporation (since 2006), Vice
President (until 2006), Manulife Financial Corporation; Director, Executive Vice President and Chief
Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005, including other positions); Chief Operating Officer,
John Hancock Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (2007–2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (since 2005); Director, John Hancock Investment
Management Services, LLC (since 2006); Director, Chairman and President and Chief Executive Officer,
John Hancock retail funds (since 2005); President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005, including prior positions); Executive Vice President,
John Hancock Investment Management Services, LLC (since 2006, including prior positions); Executive
Vice President, John Hancock Funds, LLC (since 2004, including prior positions); Chief Operating Officer,
John Hancock retail funds (since 2009) and Vice President (2007–2009); Vice President, John Hancock
Funds II and John Hancock Trust (since 2006); Senior Vice President, Product Management and
Development for John Hancock Funds, LLC (2005–2009); Vice President and Director, Marketing and
Product Management, John Hancock Funds, LLC (1998–2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II, and John Hancock
Trust (since 2006); Secretary and Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock
Investment Management Services, LLC and John Hancock Funds, LLC (since 2007, including prior positions); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance
Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

48	Bond Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Chief Compliance Officer (since 2008), Vice President and Chief Compliance Officer (2005–2008),
John Hancock retail funds, John Hancock Funds II, and John Hancock Trust; Chief Compliance Officer,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008);
Vice President and Chief Compliance Officer, John Hancock Advisers, LLC, John Hancock Investment
Management Services, LLC and MFC Global Investment Management (U.S.), LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management
Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005).

Michael J. Leary, Born: 1965	2007

Treasurer
Treasurer for John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009);
Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC
(since 2007); Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock
Trust (2007–2009); Vice President and Director of Fund Administration, JP Morgan (2004–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291 or by visiting our Web site www.jhfunds.com.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

Annual report | Bond Fund	49

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham	MFC Global Investment
Deborah C. Jackson*	Management (U.S.), LLC
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.	The report is certified under the Sarbanes-Oxley
Chief Compliance Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Charles A. Rizzo	knowledge, the information in their financial reports
Chief Financial Officer	is fairly and accurately stated in all material respects.

Michael J. Leary
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

50	Bond Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	2100A 5/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/10

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $37,583 for the fiscal year ended May 31, 2010 and $42,585 for the fiscal year ended May 31, 2009. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related services fees amounted to $1,184 for the fiscal year ended May 31, 2010 and there were no audit-related fees during the fiscal year ended May 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,642 for the fiscal year ended May 31, 2010 and $3,966 for the fiscal year ended May 31, 2009. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
All other fees amounted to $75 for the fiscal year ended May 31, 2010 and there were no other fees during the fiscal year ended May 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2010, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $5,213,849 for the fiscal year ended May 31, 2010, and $8,869,711 for the fiscal year ended May 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Steven R. Pruchansky
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
      ---------------------------------
      Keith F. Hartstein
      President and Chief Executive Officer

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
      ---------------------------------
      Keith F. Hartstein
      President and Chief Executive Officer

Date: July 23, 2010

By: /s/ Charles A. Rizzo
     ---------------------------------
     Charles A. Rizzo
     Chief Financial Officer

Date: July 23, 2010